Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Shares issued	101,100,000	100,000,000
Post-recapitalized [member]
IfrsStatementLineItems [Line Items]
Shares issued	1,011	1,000
Par value per share	$ 0.0001	$ 0.0001
Shares authorised	500,000,000